CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Property, net	$ 5,674,127	$ 5,657,939
Cash and cash equivalents	445,645	93,255
Restricted cash	71,434	41,619
Marketable securities	25,935	26,970
Tenant and other receivables, net	95,083	101,220
Deferred charges and other assets, net	316,969	276,922
Loans to unconsolidated joint ventures	3,095	2,316
Due from affiliates	6,599	6,034
Investments in unconsolidated joint ventures	1,006,123	1,046,196
Total assets	7,645,010	7,252,471
Mortgage notes payable:
Related parties	302,344	196,827
Others	2,957,131	3,039,209
Total	3,259,475	3,236,036
Bank and other notes payable	632,595	1,295,598
Accounts payable and accrued expenses	70,585	70,275
Other accrued liabilities	257,471	266,197
Distributions in excess of investments in unconsolidated joint ventures	65,045	67,052
Co-venture obligation	160,270	168,049
Preferred dividends payable	207	207
Total liabilities	4,445,648	5,103,414
Redeemable noncontrolling interests	11,366	20,591
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value, 250,000,000 shares authorized, 130,452,032 and 96,667,689 shares issued and outstanding at December 31, 2010 and 2009, respectively	1,304	967
Additional paid-in capital	3,456,569	2,227,931
Accumulated deficit	(564,357)	(345,930)
Accumulated other comprehensive loss	(3,237)	(25,397)
Total stockholders' equity	2,890,279	1,857,571
Noncontrolling interests	297,717	270,895
Total equity	3,187,996	2,128,466
Total liabilities, redeemable noncontrolling interests and equity	$ 7,645,010	$ 7,252,471